PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2023	$3,947	$(707)	$1,478	$4,718
Additions, net of disposals	468	15	—	483
Acquisitions through business combinations(1)	8,811	—	—	8,811
Non-cash additions	(11)	(5)	—	(16)
Depreciation expense	—	(252)	—	(252)
Fair value adjustments	—	—	142	142
Net foreign currency exchange differences	223	(41)	83	265
Balance at December 31, 2023	$13,438	$(990)	$1,703	$14,151
Additions, net of disposals	388	5	—	393
Depreciation expense	—	(321)	—	(321)
Non-cash disposals	(183)	(3)	—	(186)
Net foreign currency exchange differences	(31)	6	(11)	(36)
Balance at June 30, 2024	$13,612	$(1,303)	$1,692	$14,001
1.Refer to Note 3, Acquisition of Businesses, for further details.
Our company’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2023. Our company determined fair value under the income method or on a depreciated replacement cost basis. Assets under development were revalued where fair value could be reliably measured.